ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE, NET

Table 4: Details of Accounts Receivable, Net

	September 30, 2025	December 31, 2024
Accounts receivable	$3,432,039	$10,353,708
Allowance for credit losses	(334,985)	-
Accounts receivable, net	$3,097,054	$10,353,708

During the three and nine months ended September 30, 2025, the Company recorded $0.3 million for provisions for credit losses. During the three and nine months ended September 30, 2024, the company had record $0 for provisions for credit losses. During both the three and nine months ended September 30, 2025 and 2024, the Company had $0 write-offs of any outstanding receivables.

NOTE 3 — ACCOUNTS RECEIVABLES

Accounts receivables consisted of the following As of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Gross accounts and other receivables	$10,353,708	$7,093,371
Less: Allowance for credit losses	-	-
	$10,353,708	$7,093,371

During the years ended December 31, 2024 and 2023, the Company have not written off any outstanding receivable.